Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	15,590,789	15,513,605
Common stock, shares outstanding	15,590,789	15,513,605